Accounts Payable And Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Trade accounts payable		$ 311,397	$ 612,755
Excise taxes/withholdings payable		55,882	65,349
Accrued insurance obligations		17,247	7,085
Other		48,702	20,298
Accounts payable and accrued liabilities	$ 487,770	$ 433,228	$ 705,487